Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

7 - DEBT

The Company issued debt on April 19, 2017 and May 22, 2017 included stock warrants that allow the holders to purchase 33,334 and 16,667 shares of the Company’s common stock, respectively, at a price equal to the higher of a) $1.50/share or b) a 50% discount to the Company’s ten-day average stock price as quoted or listed on a national exchange. The warrants expire on the third anniversary from the date of the debt issuance. The debt issued on April 19, 2017 was converted into shares of the Company’s common stock at a conversion price of $1.50 per share on April 19, 2019. The debt issued on May 22, 2017 was converted into shares of the Company’s common stock at a conversion price of $1.50 per share on May 22, 2019.

On July 1, 2018, the Company issued convertible debt of $525,000 as part of the Merger Agreement with TMJ. The debt is convertible into shares of the Company’s common stock at a conversion rate of $7.50 per share. The interest rate on the debt is 6% and the maturity date is July 1, 2023. The debt was paid in full in 2019.

On November 6, 2018, the Company issued convertible debt of $25,000 as part of the asset purchase agreement with Empowered Dental Lab, LLC. The debt is convertible into shares of the Company’s common stock at a conversion rate of $7.50 per share. The interest rate on the debt is 10% per annum beginning July 1, 2020, and the maturity date was extended to December 31, 2020. The Company repaid this convertible debt plus interest in January 2021.

On April 18, 2019, the Company began offering 6% convertible notes (the “2019 Notes”) to accredited investors pursuant to SEC Rule 506(c). Upon the closing of an aggregate gross cash consideration to the Company of at least $10,000,000 (a “Qualified Financing”), the outstanding loan balance of the 2019 Notes (the “Loan Balance”) shall be automatically converted into that number or principal amount of the securities of the Company issued in the Qualified Financing (the “New Securities”) at a conversion price equal to (a) seventy-five percent (75%) of the price per share (or conversion price per share as the case may be) of New Securities paid by the investors in such Qualified Financing if the Qualified Financing occurs on or prior to December 31, 2019 and (b) fifty percent (50%) of the price per share (or conversion price per share as the case may be) of New Securities paid by the investors in such Qualified Financing if the Qualified Financing occurs after December 31, 2019; provided, however, that in no event for purposes of any mandatory conversion shall the Loan Balance be convertible at a price lower than $7.50 per share, which shall serve as a floor price. In any such conversion, the holders of the 2019 Notes shall be provided with all of the same rights, privileges and preferences (including contractual rights and protections such as pre-emptive rights, rights of first refusal, co-sale rights, information and registration rights) as are provided to the holders of the New Securities issued in such Qualified Financing. The Company incurred approximately $31,000 in issuance costs associated with the 2019 Notes. The maturity date of the 2019 Notes was March 31, 2020. One holder of a $75,000 note elected to be paid out the principal and interest which was repaid in December 2020. During the year ended December 31, 2020, holders of $2,943,870 exchanged outstanding principal and interest on the notes into Series B preferred units (see Note 9). Holders of $770,000 principal (plus $26,068 in accrued interest) exchanged their 2019 Notes into the Company Class A common stock.

On May 8, 2020, the Company received approximately $1,265,000 in funding through the U.S. Small Business Administration’s Payroll Protection Program (PPP) that was part of the Coronavirus Aid, Relief, and Economic Security Act signed into law in March 2020. The interest rate on the loan is 1.00% per year and matures on May 5, 2022. The Company used these funds to assist with payroll, rent and utilities. The Company has spent the funding in a manner in which it believes the entire balance of the outstanding promissory note will be eligible for forgiveness through the terms of the PPP. An application to forgive the entire amount was submitted with the lender in January 2021, however, there can be no assurance given that any portion of the PPP loan will be forgiven. Any request for forgiveness is subject to review and approval by the lender and the SBA, including review of qualifying expenditures, staffing and salary levels.

Included in interest expense for the year ended December 31, 2020 was $47,001 of interest on the 2019 Notes and $2,799 of interest on the Empowered Dental Lab convertible note. Included in interest expense for the year ended December 31, 2019 was $88,045 of accrued interest on 2019 convertible notes.

Outstanding debt was as follows:

	December 31, 2020	December 31, 2019

Principal balance of debt due December 31, 2020	$25,000	$25,000
2019 Convertible Notes due March 31, 2020	-	3,684,535
PPP loan maturing May 5, 2022	1,265,067	-
Total debt	1,290,067	3,709,535
Less - Current portion of debt	(866,972)	(3,709,535)
Long-term portion of debt	$423,095	$-

Expected future principal payments for outstanding debt are as follows:

Year ending December 31:
2021	$866,972
2022	423,095
Total expected future principal payments	$1,290,067